Cover Document	Jan. 30, 2020
Document Information [Line Items]
Entity Central Index Key	0001666700
Entity Address, Address Line One	974 Centre Road,
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38196
Document Type	8-K
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	DD
Security Exchange Name	NYSE
Document Period End Date	Jan. 30, 2020
Entity Registrant Name	DuPont de Nemours, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Tax Identification Number	81-1224539
Entity Address, Address Line Two	Building 730
Entity Address, City or Town	Wilmington,
Entity Address, State or Province	DE
City Area Code	(302)
Local Phone Number	774-1000
Amendment Flag	false
Entity Address, Postal Zip Code	19805